Taxation Paid - Detailed Information About Income Tax (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Income tax paid [line items]
Tax receivable (payable), net at the beginning of the year	$ 13.6	$ (22.4)	$ 115.9
Current taxation recognised in profit or loss	(550.2)	(458.3)	(475.1)
Tax receivable (payable), net at the end of the year	36.6	13.6	(22.4)
Translation	1.7	0.5	1.7
Total taxation paid	(525.5)	(421.8)	(611.7)
Non-current taxation receivable	(69.7)	(75.7)	0.0	$ (100.3)	$ (100.3)
Current taxation receivable	(6.1)	(6.4)	(76.0)			$ (100.3)
Taxation payable	112.4	95.7	53.6
Taxation payable/(receivable) at the end of the year	$ 36.6	$ 13.6	$ (22.4)